Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,633,630
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	290,142
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,912,271

		$5,836,043

Education — 3.9%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$111,682
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,423
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	505,335
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	266,715
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	362,429
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	337,887
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	767,151
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	215,880
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	441,188
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,098,900
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/21	100	105,642
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/22	125	134,846
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/23	250	275,143
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/24	240	268,658
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,553,320
New York Dormitory Authority, (School Districts Bond Financing Program), 5.00%, 10/1/27	5,000	6,301,400
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	529,625
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	541,585
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	579,518
University of California, 5.00%, 5/15/21	20	20,059
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,347,867
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	734,852

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	$575	$623,869

		$20,268,974

Electric Utilities — 7.0%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,477,496
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,519,968
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,345,975
Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,197,250
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,108,630
Long Island Power Authority, NY, Electric System Revenue, 2.458%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,009,400
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,757,858
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,505,520
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,110,020
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,401,180
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,838,609
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	3,135	3,146,129

		$36,418,035

Escrowed/Prerefunded — 3.3%
Delaware River Port Authority, Prerefunded to 1/1/20, 5.00%, 1/1/27	$1,105	$1,125,531
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	495	504,197
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,782,325
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,466,700
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,440	1,444,536
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,982,088
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,030,960

		$17,336,337

General Obligations — 15.9%
Beaverton School District No. 48J, OR, 5.00%, 6/15/25	$1,000	$1,202,220
Beaverton School District No. 48J, OR, 5.00%, 6/15/30	1,150	1,332,505
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,308,945
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	700,283
Chester County, PA, 5.00%, 7/15/28	325	325,439
Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	3,186,790
Cook County School District No. 63, IL, 5.00%, 12/1/29	2,725	3,326,598
Delaware Valley Regional Finance Authority, PA, 2.43%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,901,960
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,105,580
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,652,345
Illinois, 4.00%, 6/1/33	4,900	5,073,117
Illinois, 5.00%, 8/1/20	2,925	3,028,194
Illinois, 5.00%, 10/1/22	2,000	2,184,720
Illinois, 5.00%, 2/1/23	5,000	5,469,500

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.00%, 2/1/25	$4,000	$4,497,000
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	488,064
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,984,199
Millcreek Township School District, PA, 5.00%, 9/15/25	500	565,925
New York, NY, 5.00%, 8/1/24	2,000	2,323,320
New York, NY, 5.00%, 4/1/30	5,000	6,444,550
Oregon, 5.00%, 5/1/28	500	610,480
Oregon, 5.00%, 8/1/29	500	612,205
Oregon, 5.00%, 5/1/31	6,500	7,843,810
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,300,138
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,107,330
Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,224,250
Portland Community College District, OR, 5.00%, 6/15/29	2,500	3,055,325
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,222,375
Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,449,586

		$83,526,753

Hospital — 8.5%
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	$1,000	$1,121,950
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	321,456
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	203,626
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,099,840
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	740,843
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	560,557
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	370,546
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,604,747
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,456,562
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	521,902
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,125,620
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	578,685
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,032,560
Indiana Finance Authority, (Indiana University Health), 5.00%, 12/1/24(2)	3,000	3,549,960
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,800,251
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,659,855
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	1,000	1,225,770
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	673,354
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	814,173
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,106,010
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	2,000	2,094,440
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,072,920
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	1,200	1,438,536
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(3)	1,500	1,790,490
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/36	1,830	1,975,101
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	963,987

Security	Principal Amount (000’s omitted)	Value
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	$970	$979,719
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,141,960
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	984,958
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	3,003,112
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	353,280
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	386,918
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	536,580
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	272,373
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	315,603
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	988,416
Washington Township Health Care District, CA, 5.50%, 7/1/19	250	250,000
Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,753,517
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,417,169

		$44,287,346

Housing — 0.7%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$425	$425,986
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	352,163
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	270,916
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	360,349
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	374,321
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,375,273
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	525	525,420
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000

		$3,779,428

Industrial Development Revenue — 5.1%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,875,180
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	2,087,251
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	2,300	2,311,040
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,828,790
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	1,880	1,893,310
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,321,180
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,032,890
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,529,783

Security	Principal Amount (000’s omitted)	Value
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	$420	$438,778
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,557,000

		$26,875,202

Insured – Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$558,045
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,157,739
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,743,280

		$8,459,064

Insured – Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,281,319
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,332,386

		$2,613,705

Insured – Escrowed/Prerefunded — 0.8%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$995,022
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,113,200
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,896,903

		$4,005,125

Insured – General Obligations — 11.0%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$298,790
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,107,190
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,583,295
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,554,682
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,671,202
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,742,920
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,136,573
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	695,769
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,830,725
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,493,787
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,034,047
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,209,558
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,485,250
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,000,000
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,074,190
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	15,648
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,912,310
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,187,710
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,867,550
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,493,000
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,140,209

		$57,534,405

Insured – Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$302,437
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	705	654,466

		$956,903

Security	Principal Amount (000’s omitted)	Value
Insured – Lease Revenue/Certificates of Participation — 0.4%
Kentucky Asset/Liability Commission, (NPFG), 2.248%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$2,060	$2,051,369

		$2,051,369

Insured – Other Revenue — 0.0%(5)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$167,416

		$167,416

Insured – Special Tax Revenue — 3.0%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,258,250
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,450,710
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,400,600
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,116,940
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,474,598

		$15,701,098

Insured – Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,270,700

		$5,270,700

Insured – Water and Sewer — 2.0%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$524,080
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,372,195
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,133,906
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,691,650

		$10,721,831

Lease Revenue/Certificates of Participation — 1.3%
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$309,420
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	308,142
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	500	519,000
California State Public Works Board, 5.00%, 11/1/26	2,725	3,141,189
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	529,490
Rome Building Authority, GA, (Rome City Schools), 5.00%, 8/1/22	875	973,009
Rome Building Authority, GA, (Rome City Schools), 5.00%, 8/1/23	850	974,236

		$6,754,486

Other Revenue — 2.9%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,349,412
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,725,705
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,160,960
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,035	1,149,864
Mercer County Improvement Authority, NJ, 5.00%, 4/1/23(2)	3,260	3,684,224
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.385%, (67% of 1 mo. USD LIBOR + 0.75%), 11/1/39(1)	400	400,004
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.495%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	1,987,700
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	816,442

Security	Principal Amount (000’s omitted)	Value
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$260	$260,611
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	746,699
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	666,777
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,149,040

		$15,313,438

Senior Living/Life Care — 4.2%
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$1,775	$1,983,190
Howard County, MD, (Vantage House), 5.00%, 4/1/21	175	180,315
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.058%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	1,300	1,303,445
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,182,339
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	369,396
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	711,571
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	591,366
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	770,671
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	531,149
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,160,761
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,390,880
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,259,975
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,436,290
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,513,179
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	986,788
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,281,154
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(3)	3,420	3,481,663

		$22,134,132

Special Tax Revenue — 7.8%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,842,120
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,176,476
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	648,582
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	869,303
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,683,675
Michigan Trunk Line, 5.00%, 11/15/23	600	651,330
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,191,685
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,162,800
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,620,645
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	355	352,550
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	6,240,550
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,628,409
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,746,639

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	$1,545	$1,877,299
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,208,075
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	587,040
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	334,633
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	387,227
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,097,200
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	275	27,500
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	276	176,367
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,176,305
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	2,260	2,273,673

		$40,960,083

Student Loan — 1.3%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$5,385	$5,548,273
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,149,480

		$6,697,753

Transportation — 14.6%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$900,841
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	555,828
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,542,472
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,018,038
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,522,751
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	525,585
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,156,845
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	998,754
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	892,526
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,444,014
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,595,101
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,226,440
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/26	4,795	5,019,598
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,682,408
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,113,897
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,788,663
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	520,801
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	516,775
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,980,775
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,040,680
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,462,213
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,252,990
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	3,069,800
Metropolitan Washington Airports Authority, D.C., 5.00%, 10/1/22	5,000	5,245,200
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/22(2)	1,675	1,859,099
New Jersey Transportation Trust Fund Authority, (Transportation Program), 3.10%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	4,000	4,028,520

Security	Principal Amount (000’s omitted)	Value
New Jersey Turnpike Authority, 5.00%, 1/1/20	$975	$977,652
North Texas Tollway Authority, (Dallas North Tollway System), 6.00%, 1/1/23	935	938,179
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,088,820
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	968,560
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	2,850	3,403,926
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,120,310
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,066,190
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	358,384
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,358,723

		$76,241,358

Water and Sewer — 1.6%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,103,060
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,098,640
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,044,370
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/32(2)	3,000	3,863,970
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,220,960

		$8,331,000

Total Tax-Exempt Municipal Securities — 99.7% (identified cost $502,090,057)		$522,241,984

Taxable Municipal Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.5%
Chicago, IL, 7.75%, 1/1/42	$2,250	$2,542,050

		$2,542,050

Insured – General Obligations — 0.2%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$754	$753,719

		$753,719

Senior Living/Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,297,834

		$3,297,834

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,165,571

		$1,165,571

Total Taxable Municipal Securities — 1.5% (identified cost $7,505,894)		$7,759,174

Value
Total Investments — 101.2% (identified cost $509,595,951)	$530,001,158

Other Assets, Less Liabilities — (1.2)%	$(6,086,674)

Net Assets — 100.0%	$523,914,484

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.4%
Illinois	12.2%
Pennsylvania	10.2%
Others, representing less than 10% individually	64.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 20.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 6.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $15,116,352 or 2.9% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.

(5)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$522,241,984	$—	$522,241,984
Taxable Municipal Securities	—	7,759,174	—	7,759,174
Total Investments	$—	$530,001,158	$—	$530,001,158

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.